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                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 109 ("PEA No. 109") on April 17, 2003 pursuant to Rule 485(b) under the 1933 Act for the following funds:

                  Janus Small Cap Value Fund
                  Janus Mid Cap Value Fund
                  (collectively, the "Funds")

         3.       The text of PEA No. 109 has been filed electronically.


         DATED: April 22, 2003

                                          JANUS INVESTMENT FUND
                                          on behalf of the Funds



                                          By: /s/ Kelley Abbott Howes
                                             -----------------------------------
                                             Kelley Abbott Howes
                                             Vice President and Secretary